Segment information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
21	Segment information
For management purposes, the Group is organized into segments based on their products, services and industry and has the following three reportable segments:

•	The Materialise Medical segment, which develops and delivers medical software solutions, medical devices and other related products and services;

•	The Materialise Manufacturing segment, which delivers 3D printed products and related services; and

•	The Materialise Software segment, which develops and delivers additive manufacturing software solutions and related services.
The measurement principles used by the Group in preparing this segment reporting are also the basis for segment performance assessment and are in conformity with IFRS. The Chief Executive Officer of the Group acts as the chief operating decision maker. As a performance indicator, the chief operating decision maker controls the performance by the Group’s revenue and adjusted EBITDA.
The following table summarizes the segment reporting for each of the reportable periods ending December 31. Corporate research and development, headquarters’ function, financing and income taxes are managed on a Group basis and are not allocated to operating segments. As management’s controlling instrument is mainly revenue-based, the reporting information does not include assets and liabilities by segment and is as such not available per segment.

in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
For the year ended December 31, 2021
Revenues	42,902	73,368	89,180	205,450	—	205,450
Segment Adjusted EBITDA	15,705	20,669	6,275	42,649	(10,159)	32,490
Segment Adjusted EBITDA %	36.6%	28.2%	7.0%	20.8%	—	15.8%
For the year ended December 31, 2020
Revenues	39,054	61,729	69,635	170,418	31	170,449
Segment Adjusted EBITDA	13,383	13,915	2,548	29,846	(9,468)	20,378
Segment Adjusted EBITDA %	34.3%	22.5%	3.7%	17.5%	—	12.0%
For the year ended December 31, 2019
Revenues	41,654	60,808	94,156	196,618	61	196,679
Segment Adjusted EBITDA	13,812	10,774	12,154	36,740	(10,084)	26,656
Segment Adjusted EBITDA %	33.2%	17.7%	12.9%	18.7%	—	13.6%
The segment Adjusted EBITDA is reconciled with the consolidated net profit (loss) for the year as follows:

	For the year ended December 31,
in 000€	2021	2020*	2019
Segment Adjusted EBITDA	42,649	29,847	36,740
Depreciation, amortization and impairment	(20,516)	(19,775)	(19,278)
Corporate research and development	(2,948)	(2,824)	(1,859)
Corporate headquarter costs	(10,317)	(11,719)	(11,077)
Other operating income (expense)	3,527	3,668	2,410
Fair value adjustment 50% Materialise Motion	—	770	—
Impairments	(177)	(4,606)	—
Operating (loss)/ profit	12,217	(4,639)	6,936
Financial expenses	(4,101)	(5,995)	(3,682)
Financial income	5,620	2,452	1,377
Income taxes	(591)	1,028	(2,595)
Share in loss of joint venture	—	(39)	(392)
Net profit (loss) for the year	13,145	(7,193)	1,644

*	The year 2020 has been retrospectively adjusted to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.
The Group has 1 individual customer that represents sales larger than 10% of the total revenue in 2021 (2020: 0; 2019: 0).

The total amount of revenues from this customer for the year 2021 was K€ 26,772, and these revenues are reported within the Medical segment.
Entity-wide disclosures
The revenue by geographical area is as follows:

	As of December 31,
in 000€	2021	2020	2019
United States of America	69,140	47,266	56,235
Americas other than USA	6,297	5,297	3,395
Belgium	6,947	7,048	7,917
Germany	20,442	17,087	31,185
France	12,964	11,586	20,110
Switzerland	13,643	12,587	14,907
United Kingdom	8,836	7,725	13,804
Italy	6,520	5,876	6,707
Netherlands	7,310	6,943	5,825
Other Europe	33,816	31,518	17,329
Asia Pacific	19,535	17,516	19,265
Total	205,450	170,449	196,679
The total revenue realized in the country of domicile (Belgium) in 2021 amounts to K€6,947 (2020: K€7,048; 2019: K€7,917).
The total
non-current
assets, other than financial instruments, deferred tax assets, by geographical area are as follows:

	As of December 31,
in 000€	2021	2020	2019
United States of America (USA)	4,237	3,441	4,194
Americas other than USA	3,276	3,454	8,374
Belgium	67,865	62,810	49,426
Germany	55,712	58,305	57,918
Poland	12,756	13,437	15,506
Rest of Europe	10,019	9,087	10,410
Asia-Pacific	1,739	2,052	2,658
Total	155,604	152,586	148,486
The totals of the above table include goodwill, intangible assets and property, plant & equipment and
Right-of-Use
Assets as disclosed in the consolidated statements of financial position.